UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Seasons Capital Management, LLC
Address:	One Market Plaza, Steuart Tower, Suite 1200
		San Francisco, CA  94105

Form 13F File Number:	28-10722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ravi Kaza
Title:	Manager
Phone:	(415) 247-5300

Signature, Place and Date of Signing:

/s/ Ravi Kaza					San Francisco, CA	May 24, 2004

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:		249,654 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


<Page

NAME OF ISSUER                     TITLE OF       CUSIP        VALUE      SHARES     SH/   PUT/   INV.  OTHER VOTING AUTH
                                   CLASS                       X1000                 PRN   CALL   DISC  MGR   SOLE  SHR NONE

Directv Group Inc                 Common        25459L106      17508      1138329     SH           Sole        1138329
Sprint Corp Com                   Common        852061100      15712       852500     SH           Sole         852500
Sap Aktiengesellsc                Common        803054204      13164       334885     SH           Sole         334885
News Corp Ltd Spons Adr Repstg    Common        652487802      10464       330000     SH           Sole         330000
Time Warner Inc     Com Stk       Common        887317105       9919       588329     SH           Sole         588329
Microsoft Corp Com                Common        594918104       9974       400071     SH           Sole         400071
Motorola Inc Com                  Common        620076109       9560       543170     SH           Sole         543170
Put - Smh 100@37 1/2              Common        8166360PU          4        10500     SH    PUT    Sole          10500
Macromedia Corp                   Common        556100105       8986       447715     SH           Sole         447715
Fairchild Semicon                 Common        303726103       8664       360553     SH           Sole         360553
E M C Corp Mass                   Common        268648102       8166       600000     SH           Sole         600000
Altera Corp Com                   Common        021441100       8023       391745     SH           Sole         391745
Network Associates Inc            Common        640938106       7200       400000     SH           Sole         400000
Cisco Sys Inc                     Common        17275R102       7071       300000     SH           Sole         300000
At&T Wireless Services Inc        Common        00209A106       6805       500000     SH           Sole         500000
Western Digital Corp              Common        958102105       6794       605000     SH           Sole         605000
Oracle Corp                       Common        68389X105       6287       523921     SH           Sole         523921
Oplink Comm Inc                   Common        68375Q106       5980      2401586     SH           Sole        2401586
Accenture Ltd                     Common        G1150G111       5681       229060     SH           Sole         229060
Amis Holdings                     Common        031538101       5788       357953     SH           Sole         357953
Netflix Inc                       Common        64110L106       5539       162346     SH           Sole         162346
Altiris Inc                       Common        02148M100       5161       184991     SH           Sole         184991
Asml Holding Nv                   Common        N07059111       5041       275000     SH           Sole         275000
Integrated Device Technology      Common        458118106       4950       330000     SH           Sole         330000
Kla-Tencor Corp                   Common        482480100       4870        96867     SH           Sole          96867
Citrix Systems Inc                Common        177376100       4450       205824     SH           Sole         205824
Ncr Corporation                   Common        62886E108       4362        99000     SH           Sole          99000
Novellus Systems Inc              Common        670008101       3959       125000     SH           Sole         125000
Corio Inc                         Common        218875102       3499       876940     SH           Sole         876940
Nat Semicond USD.5                Common        637640103       3332        75000     SH           Sole          75000
Nii Holdings Inc                  Common        62913F201       3157        90000     SH           Sole          90000
Lam Resh Corp                     Common        512807108       3140       125000     SH           Sole         125000
Zarlink Semiconductor Inc         Common        989139100       3091       788579     SH           Sole         788579
Cmgi Inc                          Common        125750109       2788      1138099     SH           Sole        1138099
Memc Electr Materials Inc         Common        552715104       2667       291500     SH           Sole         291500
Pfizer Inc Shs                    Common        717081103       2629        75000     SH           Sole          75000
Cognos Cad                        Common        19244C109       2426        78119     SH           Sole          78119
Computer Assoc Intl Inc           Common        204912109       2170        80787     SH           Sole          80787
Marketwatch.Com Inc               Common        570619106       2159       154879     SH           Sole         154879
Triquint Semiconductor Inc        Common        89674K103       2190       300000     SH           Sole         300000
Chordiant Sftwr                   Common        170404107       2096       400000     SH           Sole         400000
Stonepath Group Inc               Common        861837102       2021       520767     SH           Sole         520767
O2Micro Intl                      Common        G6797E106       1883       110000     SH           Sole         110000
Novell Inc                        Common        670006105        324        28439     SH           Sole          28439

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